Investments - Schedule of Amortized Cost, Gross Unrealized Gains and Losses and Estimated Fair Value of Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fixed income securities: Amortized Cost	$ 45,252	$ 26,793	$ 20,332
Fixed income securities: Gross Unrealized Gains	157	40	32
Fixed income securities: Gross Unrealized Losses	(202)	(274)	(126)
Fixed income securities: Estimated Fair Value	45,207	26,559	20,238
Equity Securities: Amortized Cost Basis	1,682	1,000	0
Equity Securities: Gross Unrealized Gains	148	136
Equity Securities: Gross Unrealized Losses	(59)
Equity Securities: Estimated Fair Value	1,771	1,136
Total Securities: Amortized Cost	46,934	27,793
Total Securities: Gross Unrealized Gains	305	176
Total Securities: Gross Unrealized Losses	(261)	(274)
Total Securities: Estimated Fair Value	46,978	27,695	20,238
Equity Common Stock [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Equity Securities: Amortized Cost Basis	1,571	1,000
Equity Securities: Gross Unrealized Gains	66	136
Equity Securities: Gross Unrealized Losses	(25)
Equity Securities: Estimated Fair Value	1,612	1,136
Equity Warrant [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Equity Securities: Amortized Cost Basis	72
Equity Securities: Gross Unrealized Gains	79
Equity Securities: Gross Unrealized Losses	(29)
Equity Securities: Estimated Fair Value	122
Rights To Purchase Common Stock [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Equity Securities: Amortized Cost Basis	39
Equity Securities: Gross Unrealized Gains	3
Equity Securities: Gross Unrealized Losses	(5)
Equity Securities: Estimated Fair Value	37
U.S. government [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fixed income securities: Amortized Cost	2,911	1,623	650
Fixed income securities: Gross Unrealized Gains	6	1
Fixed income securities: Gross Unrealized Losses	(18)	(20)	(3)
Fixed income securities: Estimated Fair Value	2,899	1,604	647
States, Municipalities and Political Subdivisions [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fixed income securities: Amortized Cost	5,379	2,271	1,656
Fixed income securities: Gross Unrealized Gains	12	2	2
Fixed income securities: Gross Unrealized Losses	(26)	(27)	(7)
Fixed income securities: Estimated Fair Value	5,365	2,246	1,651
Asset-backed Securities and Collateralized Mortgage Backed Obligations [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fixed income securities: Amortized Cost	16,727	12,095	9,123
Fixed income securities: Gross Unrealized Gains	26	9	14
Fixed income securities: Gross Unrealized Losses	(119)	(136)	(55)
Fixed income securities: Estimated Fair Value	16,635	11,968	9,082
Corporate [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fixed income securities: Amortized Cost	20,235	10,804	8,903
Fixed income securities: Gross Unrealized Gains	113	28	16
Fixed income securities: Gross Unrealized Losses	(40)	(91)	(61)
Fixed income securities: Estimated Fair Value	$ 20,308	$ 10,741	$ 8,858